ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS, Accounts Receivable (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable [Abstract]
Balances at the beginning of the period		S/ 1,198,379	S/ 919,419	S/ 791,704
Reported claims of premiums ceded, Note 26		347,145	542,341	283,041
Reserve risk in progress of premiums ceded, Note 25(a)(**)	[1]	(7,371)	8,996	23,186
Premiums assumed		2,460	803	0
Settled claims of premiums ceded by reinsurance contracts		(96,278)	(168,695)	(229,729)
Collections and others, net	[2]	(337,661)	(104,485)	51,217
Balances at the end of the period		1,106,674	1,198,379	S/ 919,419
Information Related to Reinsurers [Abstract]
Aviation lines		28,700	33,800
Decrease in maritime hull lines		19,200	3,300
Fire		14,400	15,000
Civil liability		9,800	8,900
Other minors		1,600	5,300
Banks			4,900
Accounts Receivable from Reinsurers [Member]
Information Related to Reinsurers [Abstract]
Technical reserves for premiums ceded to reinsurers		76,100	299,000
Effect of exchange difference		393,400	64,900
Collections made to reinsurers		26,500	110,300
Collections of other minors		S/ 29,300	S/ 59,400

[1]	As of December 31, 2022, the variation mainly comprises the aviation lines for S/28.7 million and the decrease in maritime hull lines for S/19.2 million, fire for S/14.4 million, civil liability for S/9.8 million and other minors for S/1.6 million. As of December 31, 2021, the variation mainly comprises aviation lines for S/33.8 million and civil liability for S/8.9 million; and fire reduction for S/15.0 million, banks for S/4.9 million, maritime hulls for S/3.3 million and other minors for S/5.3 million.
[2]	As of December 31, 2022, the variation mainly comprises the effect of the exchange difference for S/393.4 million, collections from reinsurers for S/26.5 million and other minors of S/29.3 million. As of December 31, 2021, the balance is mainly made up of collections made to reinsurers for S/110.3 million, the effect of exchange difference for S/64.9 million and other minors of S/59.4 million.